                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                                ---------------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Permit Capital, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 900
          West Conshohocken, PA 19428

Form 13F File Number:  28-11062
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul A. Frick
Title:  Vice President
Phone:  (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick        West Conshohocken, PA            11/12/10
------------------------  -------------------------  -------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       No.  Form 13F File Number  Name
       --   --------------------- ------------------------

        1   28-2635               Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $160,315
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
--   --------------------- ------------------------
 2   28-11063              Permit Capital GP, L.P.

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
                                                                                                         VOTING
                                                                                                       AUTHORITY
                                                                                                    ----------------
                            TITLE OF                VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER               CLASS        CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------            ------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP INC..    COM NEW    026874784      648     16,580  SH         OTHER       2      X
BLOUNT INTL INC NEW......      COM      095180105      919     72,174  SH         OTHER       2      X
CITIGROUP INC............      COM      172967101    2,202    563,176  SH         OTHER       2      X
DELL INC.................      COM      24702R101    3,434    264,759  SH         OTHER       2      X
GENERAL ELECTRIC.........      COM      369604103    3,853    237,118  SH         OTHER       2      X
GOLDMAN SACHS GROUP INC..      COM      38141G104    3,658     25,300  SH         OTHER       2      X
INTL BUSINESS MACHINES
 CORP....................      COM      459200101      537      4,000  SH         OTHER       2      X
IPASS INC................      COM      46261V108      700    573,468  SH         OTHER       2      X
IRON MTN INC.............      COM      462846106    2,604    116,545  SH         OTHER       2      X
JOHNSON & JOHNSON........      COM      478160104    3,990     64,400  SH         OTHER       2      X
LIBERTY MEDIA HOLDG CORP. INT COM SER A 53071M104    5,188    378,423  SH         OTHER       2      X
MASTERCARD INC...........    CLASS A    57636Q104    1,277      5,700  SH         OTHER       2      X
MCKESSON CORP............      COM      58155Q103    1,637     26,500  SH         OTHER       2      X
NEWCASTLE INVESTMENT
 CORP....................      COM      65105M108      222     71,615  SH         OTHER       2      X
NOBLE CORP...............      COM      H5833N103    1,333     39,450  SH         OTHER       2      X
OMNICARE INC.............      COM      681904108      916     38,350  SH         OTHER       2      X
SBA COMMUNICATIONS CORP..      COM      78388J106  105,581  2,619,878  SH         OTHER       2      X
SEARS HOLDINGS CORP......      COM      812350106    1,680     23,288  SH         OTHER       2      X
SPRINT NEXTEL CORP.......      COM      852061100    1,810    391,000  SH         OTHER       2      X
TELVENT GIT SA...........      SHS      E90215109    3,492    154,363  SH         OTHER       2      X
TNS INC..................      COM      872960109      797     47,000  SH         OTHER       2      X
VODAFONE GROUP PLC....... SPONS ADR NEW 92857W209    4,894    197,275  SH         OTHER       2      X
ALTRIA GROUP INC.........      COM      02209S103      721     30,000  SH         OTHER      1,2     X
ANNHEUSER BUSCH INBEV SA/
 NV......................      ADR      03524A108      499      8,500  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC
 DEL.....................     CL A      084670108    1,868         15  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC
 DEL.....................     CL B      084670702      110      1,325  SH         OTHER      1,2     X
BROWN FORMAN CORP........     CL A      115637100      492      8,000  SH         OTHER      1,2     X
COMCAST CORP NEW.........   CL A SPL    20030N200      425     25,000  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS
 INC.....................      COM      573284106      462      6,000  SH         OTHER      1,2     X
MASTERCARD INC...........    CLASS A    57636Q104      504      2,250  SH         OTHER      1,2     X
PHILIP MORRIS INTL INC...      COM      718172109    1,905     34,000  SH         OTHER      1,2     X
SCRIPPS NETWORKS
 INTERACTIVE.............   CL A COM    811065101      315      6,625  SH         OTHER      1,2     X
WASHINGTON POST CO.......     CL B      939640108      200        500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW.....      COM      949746101      692     27,500  SH         OTHER      1,2     X
UNILEVER NV..............  NY SHS NEW   904784704      750     25,000  SH         OTHER      1,2     X